Financial results (Tables)	12 Months Ended
Dec. 31, 2024
Financial Results
Schedule of detailed information about financial results composition

Financial results	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Finance income	38,102,053	39,402,492	22,870,538
Finance costs	(97,165,278)	(77,023,048)	(75,930,875)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Result as per adjustment units	(10,722,033)	(14,025,895)	1,198,565